Leases - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Leases (Textual) [Abstract]
Leases expire year	2032	2032
Leases term	25 years	25 years
Capital lease obligations		$ 48,800,000	$ 48,800,000
Rental expense related to operating leases		25,400,000	22,300,000	22,500,000
Sublease rental income		4,200,000	3,500,000	3,400,000
Selling and General Expenses [Member]
Leases (Textual) [Abstract]
Rental expense related to operating leases		400,000	800,000	700,000
Administration Expenses [Member]
Leases (Textual) [Abstract]
Rental expense related to operating leases		$ 1,400,000	$ 2,100,000	$ 2,100,000
Minimum [Member]
Leases (Textual) [Abstract]
Leases expire year	2023	2023
Maximum [Member]
Leases (Textual) [Abstract]
Leases expire year	2068	2068